Quarterly Report
March 31, 2023
MFS®  International Equity Fund
IIE-Q3

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 1.4%
MTU Aero Engines Holding AG	318,907	$79,754,080
Rolls-Royce Holdings PLC (a)	45,157,233	83,401,854
		$163,155,934
Airlines – 1.1%
Ryanair Holdings PLC, ADR (a)	1,363,332	$128,548,574
Alcoholic Beverages – 4.2%
Carlsberg Group	707,950	$109,551,974
Diageo PLC	3,901,078	173,919,047
Pernod Ricard S.A.	961,596	217,878,247
		$501,349,268
Apparel Manufacturers – 4.9%
Compagnie Financiere Richemont S.A.	1,612,349	$258,460,960
LVMH Moet Hennessy Louis Vuitton SE	360,457	330,089,146
		$588,550,106
Automotive – 2.3%
Compagnie Generale des Etablissements Michelin	2,605,756	$79,756,464
DENSO Corp.	2,331,500	131,610,899
Koito Manufacturing Co. Ltd.	3,331,800	63,106,965
		$274,474,328
Brokerage & Asset Managers – 3.1%
Deutsche Boerse AG	1,164,088	$226,547,269
London Stock Exchange Group PLC	1,452,948	141,203,696
		$367,750,965
Business Services – 4.7%
Compass Group PLC	9,324,945	$234,465,879
Experian PLC	5,198,275	171,102,367
Randstad Holding N.V. (l)	1,315,727	78,108,979
Tata Consultancy Services Ltd.	2,193,799	85,921,879
		$569,599,104
Computer Software – 3.9%
Check Point Software Technologies Ltd. (a)	1,186,262	$154,214,060
Dassault Systemes SE	1,603,361	66,218,739
SAP SE	1,934,936	243,544,725
		$463,977,524
Computer Software - Systems – 7.0%
Amadeus IT Group S.A. (a)	1,850,674	$123,914,962
Capgemini	1,228,296	228,470,577
Hitachi Ltd.	4,488,600	246,724,963
Samsung Electronics Co. Ltd.	1,220,747	60,534,783
Sony Group Corp.	1,976,900	179,728,331
		$839,373,616
Construction – 1.0%
Compagnie de Saint-Gobain	2,169,858	$123,546,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.4%
Beiersdorf AG	1,733,148	$225,457,901
Kose Corp.	785,500	93,297,933
L’Oréal S.A.	231,414	103,535,077
Reckitt Benckiser Group PLC	1,373,056	104,304,321
		$526,595,232
Electrical Equipment – 3.6%
Legrand S.A.	1,162,719	$106,353,149
Schneider Electric SE	1,937,795	323,939,170
		$430,292,319
Electronics – 3.2%
Hoya Corp.	974,300	$107,741,199
Kyocera Corp.	2,460,800	128,369,161
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,537,237	142,993,786
		$379,104,146
Energy - Integrated – 2.2%
Eni S.p.A.	8,934,759	$125,055,863
Galp Energia SGPS S.A., “B”	6,484,121	73,555,026
Suncor Energy, Inc.	2,287,505	71,020,133
		$269,631,022
Food & Beverages – 3.5%
Nestle S.A.	3,406,983	$415,913,615
Food & Drug Stores – 0.9%
Tesco PLC	32,858,799	$107,700,472
Insurance – 5.1%
AIA Group Ltd.	24,254,289	$254,849,055
Intact Financial Corp.	577,900	82,706,192
Prudential PLC	7,433,197	101,658,635
Zurich Insurance Group AG	369,469	176,749,091
		$615,962,973
Internet – 1.7%
NetEase, Inc.	4,814,900	$85,104,127
Tencent Holdings Ltd.	2,514,500	122,866,887
		$207,971,014
Machinery & Tools – 3.1%
Daikin Industries Ltd.	1,022,500	$183,321,135
Kubota Corp.	3,592,600	54,420,709
SMC Corp.	246,900	130,905,589
		$368,647,433
Major Banks – 5.1%
DBS Group Holdings Ltd.	5,887,851	$146,326,131
ING Groep N.V.	12,735,543	151,515,718
Toronto-Dominion Bank	2,151,078	128,841,853
UBS AG	8,824,129	186,040,165
		$612,723,867
Medical Equipment – 5.0%
EssilorLuxottica	1,026,728	$185,351,504
Olympus Corp.	7,017,400	123,239,932
QIAGEN N.V. (a)	2,217,228	100,776,106
Sonova Holding AG	278,423	82,102,330

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	3,945,000	$106,501,110
		$597,970,982
Metals & Mining – 0.9%
Rio Tinto PLC	1,611,446	$109,215,993
Natural Gas - Distribution – 1.3%
ENGIE S.A.	10,302,452	$162,835,436
Other Banks & Diversified Financials – 4.2%
HDFC Bank Ltd.	3,067,363	$60,304,424
Housing Development Finance Corp. Ltd.	3,190,563	102,232,561
Intesa Sanpaolo S.p.A.	61,719,800	158,844,477
Julius Baer Group Ltd.	1,485,080	101,682,505
KBC Group N.V.	1,156,006	79,358,482
		$502,422,449
Pharmaceuticals – 9.8%
Bayer AG	3,041,164	$193,666,919
Merck KGaA	1,120,765	208,513,817
Novartis AG	1,937,750	177,894,902
Novo Nordisk A.S., “B”	1,892,996	300,404,445
Roche Holding AG	1,022,733	292,693,281
		$1,173,173,364
Printing & Publishing – 1.7%
RELX PLC	6,223,649	$201,474,350
Railroad & Shipping – 1.4%
Canadian National Railway Co.	1,390,651	$164,055,098
Restaurants – 0.8%
Yum China Holdings, Inc.	1,523,754	$96,590,766
Specialty Chemicals – 6.6%
Akzo Nobel N.V.	1,485,319	$115,947,432
L'Air Liquide S.A.	2,040,222	341,797,185
Linde PLC	466,198	165,705,417
Shin-Etsu Chemical Co. Ltd.	2,223,000	72,102,019
Sika AG	337,975	94,864,897
		$790,416,950
Specialty Stores – 0.0%
Meituan, “B” (a)	254,260	$4,618,282
Total Common Stocks		$11,757,641,915
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.56% (v)	164,133,261	$164,166,088
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.71% (j)	8,329,510	$8,329,510

Other Assets, Less Liabilities – 0.4%		48,922,391
Net Assets – 100.0%		$11,979,059,904
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $164,166,088 and $11,765,971,425, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$492,924,582	$1,776,846,845	$—	$2,269,771,427
Switzerland	362,789,256	1,423,612,490	—	1,786,401,746
Japan	—	1,621,069,945	—	1,621,069,945
United Kingdom	385,923,840	1,042,522,774	—	1,428,446,614
Germany	1,278,260,817	—	—	1,278,260,817
Canada	446,623,276	—	—	446,623,276
Denmark	109,551,974	300,404,445	—	409,956,419
Netherlands	115,947,432	229,624,697	—	345,572,129
China	96,590,766	212,589,296	—	309,180,062
Other Countries	869,431,208	992,928,272	—	1,862,359,480
Mutual Funds	172,495,598	—	—	172,495,598
Total	$4,330,538,749	$7,599,598,764	$—	$11,930,137,513
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2023, the value of securities loaned was $39,019,763. These loans were collateralized by cash of $8,329,510 and U.S. Treasury Obligations (held by the lending agent) of $32,848,968.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$68,776,310	$1,304,164,142	$1,208,785,528	$(19,463)	$30,627	$164,166,088
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,191,742	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
France	19.0%
Switzerland	14.9%
Japan	13.5%
United Kingdom	11.9%
Germany	10.7%
Canada	3.7%
Denmark	3.4%
United States	3.2%
Netherlands	2.9%
Other Countries	16.8%